Related Party Transactions	9 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions:

During the nine month period ended March  31, 2012, directors received cash payments in the amount of $147,500 (2011 -$162,500) for their services as directors or members of committees of the Company's Board.   During the three month period ended March 31, 2012, the Company also recorded a non-cash transaction to recognize stock based compensation for directors in the amount of $903,312 (2011- $582,177)

During the three month period ended March 31, 2012 the Company made payments of $24,041 (2011 - $23,228) pursuant to a premises lease agreement to a corporation in which an officer is a shareholder.

All transactions with related parties are made in the normal course of operations and measured at exchange value.